UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on December 31, 2001 pursuant to a request for confidential treatment and for which that confidential treatment expired on 3/31/02, 6/30/02 & 9/30/02.

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ X ]; Amendment Number:     5
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:





      /S/ Henry H. Hopkins        Baltimore, Maryland      March 17, 2004
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:   590494

List of Other Included Managers: NONE

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FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
ADOBE SYSTEMS INC              COMM STK         00724F101    84730 2421900   SH      SOLE         867100         0  1554800
ARENA PHARMACEUTICALS INC      COMM STK         040047102     1048   87500   SH      SOLE            700         0    86800
BEI ELECTRONICS INC            COMM STK         05538E109     1453  228700   SH      SOLE         202300         0    26400
BERKSHIRE HATHAWAY INC         COMM STK         084670108    19015     263   SH      SOLE              3         0      260
CALPINE CORPORATION            COMM STK         131347106     5114  135300   SH      SOLE          33600         0   101700
CAPITAL SOUTHWEST CORP         COMM STK         140501107     2231   33500   SH      SOLE           6000         0    27500
CELESTICA                      COMM STK         15101Q108     4507  165100   SH      SOLE              0         0   165100
CENTRAL PARKING CORP           COMM STK         154785109     5571  398200   SH      SOLE         293000         0   150200
CERTEGY INC                    COMM STK         156880106    32187 1239851   SH      SOLE         705401         0   534450
CORVAS INTL INC                COMM STK         221005101     2304  195600   SH      SOLE          56200         0   139400
DANAHER CORP                   COMM STK         235851102    21742  360500   SH      SOLE         300700         0    59800
DISNEY (WALT) COMPANY          COMM STK         254687106    27602 1482410   SH      SOLE        1105710         0   376700
ERIE INDEMNITY                 COMM STK         29530P102     1550   52100   SH      SOLE          12100         0    40000
FISCHER IMAGING CORP           COMM STK         337719108     2535  191400   SH      SOLE          55200         0   136200
GULF INDONESIA RESOURCES       COMM STK         402284103     4412  434300   SH      SOLE         239300         0   195000
ESTEE LAUDER COMPANIES         COMM STK         518439104     3043   91800   SH      SOLE          12500         0    79300
LEXMARK INTERNATIONAL GR       COMM STK         529771107    22194  496400   SH      SOLE         156200         0   340200
MCGRAW HILL COMPANIES INC      COMM STK         580645109    22544  369700   SH      SOLE         233700         0   136000
OPENWAVE SYSTEMS INC           COMM STK         683718100    29525  850874   SH      SOLE         229074         0   621800
ORCHID BIOSCIENCES INC         COMM STK         68571P100     2989  390700   SH      SOLE          45100         0   345600
PAYCHEX INC                    COMM STK         704326107    38124 1209700   SH      SOLE         323400         0   886300
RADIOLOGIX INC                 COMM STK         75040K109     7345 1255500   SH      SOLE         207700         0  1047800
SIEBEL SYS INC                 COMM STK         826170102    48827 1744462   SH      SOLE         416000         0  1328462
SIEBEL SYS INC                 CONV BND         826170AC6     7880 5500000   SH      SOLE              0         0  5500000
21ST CENTURY INSURANCE GROUP   COMM STK         90130N103     1220   65600   SH      SOLE          15600         0    50000
VERISIGN INC                   COMM STK         92343E102   106844 3017650   SH      SOLE        1557500         0  1460150
VERITAS SOFTWARE CO            COMM STK         923436109    71263 1589450   SH      SOLE         515250         0  1074200
ZIMMER HOLDINGS WHEN ISSUED    COMM STK         98956P102       11     380   SH      SOLE              0         0      380
AMDOCS LTD                     COMM STK         G02602103    12684  373387   SH      SOLE         102687         0   270700
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